REVENUES (Tables)	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Significant Changes in Deferred Revenues
Six months ended June 30, 2025
$ thousands
Balance, beginning of the period	2,573
New performance obligations	1,687
Revenue recognized as a result of satisfying performance obligations	(1,834)

Balance, end of the period	2,426